Investment in associates (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Statement of financial position:
Non-current assets	₽ 14,562	₽ 13,936
including cash and cash equivalents	40,966	18,406
Carrying amount of investment in associates (45%) of net assets	812
Revenue and net income
Revenue	30,610	20,897	₽ 17,880
Cost of revenues	(15,129)	(9,763)	(8,646)
Other income and expenses, net	(227)	(41)	(79)
including depreciation and amortization	(864)	(796)	(796)
Net profit	₽ 3,626	₽ 3,142	₽ 2,489
JSC Tochka
Investment in associates
Share in entity according to share in dividends and potential capital gains	45.00%			45.00%
Statement of financial position:
Non-current assets	₽ 149
Current assets	1,836
including cash and cash equivalents	1,326
Current liabilities	(183)
including financial liabilities	(183)
Net assets	1,802
Carrying amount of investment in associates (45%) of net assets	812
Revenue and net income
Revenue	4
Cost of revenues	(3)
Other income and expenses, net	(85)
including depreciation and amortization	(1)
Net profit	(84)
Group's share (45%) of total net loss	₽ (38)